Financial instruments by category - Summary Financial assets as per statement of financial position (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial instruments by category
Financial assets	$ 17,555,331	$ 26,133,843
Financial assets at fair value, class | Current financial assets
Financial instruments by category
Financial assets		10,000,880
Financial assets at fair value, class | Sublease receivables
Financial instruments by category
Financial assets	1,201,552
Financial assets at amortised cost, class | Trade and other receivables
Financial instruments by category
Financial assets	14,815,432	6,603,240
Financial assets at amortised cost, class | Cash and cash equivalents
Financial instruments by category
Financial assets	$ 1,538,347	$ 9,529,723